Other operating income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Capital gain, net	$ 42.7	$ 8.7	$ 8.8
Sundry	6.2	5.8	3.8
Total other operating income	$ 48.9	$ 14.5	$ 12.6